Accumulated other comprehensive (loss)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive (loss)
Accumulated other comprehensive (loss)
The changes in accumulated other comprehensive loss, by component for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Foreign currency items	Decrease in minimum pension liability	Gains and losses on cash flow hedge	Total
Balance, net of tax December 31, 2011	$(6,601)	$—	$—	$(6,601)
Net current period other comprehensive income, net of tax	3,648	—	—	3,648
Balance, net of tax December 31, 2012	$(2,953)	$—	$—	$(2,953)
Amounts reclassified to retained earnings	4,290	—	—	4,290
Net current period other comprehensive loss, net of tax	(1,954)	—	—	(1,954)
Balance, net of tax December 31, 2013	$(617)	$—	$—	$(617)
Net current period other comprehensive loss, net of tax	(7,501)	(210)	(228)	(7,939)
Balance, net of tax December 31, 2014	$(8,118)	$(210)	$(228)	$(8,556)